SUPPLEMENT DATED JANUARY 10, 2014

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

1.
In “The Funds Summary Section”, the information under the heading “Portfolio Manager” on page 17 related to the International Opportunities Bond Fund is deleted in its entirety and replaced with the following:

Portfolio Manager:  The Fund is managed by Brandywine Global by a team of investment professionals who have active roles in managing the Fund.  Stephen S. Smith, Managing Director and Portfolio Manager, David F. Hoffman, CFA, Managing Director and Portfolio Manager, and John P. McIntyre, CFA, Portfolio Manager/Senior Research Analyst, have served as the Fund’s Portfolio Managers since the Fund’s inception in 2012.

2.
In the “Fund Management In Greater Detail” section, the information under the subheading “The Subadvisers” on page 98, in the fourth full paragraph, related to the International Opportunities Bond Fund is deleted in its entirety and replaced with the following:

The International Opportunities Bond Fund is managed by a team of investment professionals who have active roles in managing the Fund.  Stephen S. Smith has served as Managing Director of Brandywine Global since 1991, and has served as Portfolio Manager of the Fund since the Fund’s inception in 2012.  He joined Brandywine Global in 1991.  David F. Hoffman, CFA, has served as Managing Director of Brandywine Global since 1995, and has served as Portfolio Manager of the Fund since the Fund’s inception in 2012.  He joined Brandywine Global in 1995.  John P. McIntyre, CFA, has served as Portfolio Manager/Senior Research Analyst since the Fund’s inception in 2012.  He served as Associate Portfolio Manager/Senior Research Analyst (2006-2012) and joined Brandywine Global in 1998.

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Please retain this Supplement for future reference.

IEP0114

SUPPLEMENT DATED JANUARY 10, 2014

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2013

1.
In the “Portfolio Managers” section, the information under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2012” on page I-13 related to Brandywine Global Investment Management, LLC (“Brandywine Global”) is deleted in its entirety and replaced with the following:

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Brandywine Global’s Portfolio Managers:
Stephen S. Smith: International Opportunities Bond	Other Registered Investment Companies	6	$2,992.2	0	$0
	Other Pooled Investment Vehicles	34	$8,929.6	2	$240
	Other Accounts	105	$19,882.5	14	$5,147.6
David F. Hoffman: International Opportunities Bond	Other Registered Investment Companies	5	$2,890	0	$0
	Other Pooled Investment Vehicles	34	$8,929.6	2	$240
	Other Accounts	105	$19,882.5	14	$5,147.6
John P. McIntyre: International Opportunities Bond	Other Registered Investment Companies	5	$2,890	0	$0
	Other Pooled Investment Vehicles	34	$8,929.6	2	$240
	Other Accounts	105	$19,882.5	14	$5,147.6

2.
In the “Portfolio Managers” section, the information under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2012” on page I-16 related to Brandywine Global is deleted in its entirety and replaced with the following:

Brandywine Global’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Stephen S. Smith	International Opportunities Bond Fund	None
David F. Hoffman	International Opportunities Bond Fund	None
John P. McIntyre	International Opportunities Bond Fund	None

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Please retain this Supplement for future reference.

IFSAI0114